Share based compensation - Share Options Issued (Details) - Share options - $ / shares		1 Months Ended		12 Months Ended
	Nov. 17, 2023	Sep. 30, 2022	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2022	Aug. 11, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)	2,100,000		5,150,000
Exercise price (in dollars per share)	$ 6.65		$ 2.00	$ 6.65	$ 4.75	$ 2.00
Share price (in dollars per share)	$ 6.19							$ 1.40
Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)		1,333,334
Exercise price (in dollars per share)		$ 4.00
Share price (in dollars per share)							$ 3.96
Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)		1,333,333
Exercise price (in dollars per share)		$ 4.75
Share price (in dollars per share)							3.96
Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)		1,333,333
Exercise price (in dollars per share)		$ 5.50
Share price (in dollars per share)							$ 3.96